Income Taxes (Tax Effects On Deferred Tax Assets And Liabilities) (Details) (USD $) In Millions, unless otherwise specified	May 26, 2013	May 27, 2012
Income Tax Disclosure [Abstract]
Accrued liabilities	$ 85.5	$ 65.9
Compensation and employee benefits	212.9	221.2
Deferred rent and interest income	83.3	61.3
Net operating loss, credit and charitable contribution carryforwards	50.7	18.4
Other	6.8	10.2
Gross deferred tax assets	439.2	377.0
Valuation allowance	(15.4)	(5.2)
Deferred tax assets, net of valuation allowance	423.8	371.8
Trademarks and other acquisition related intangibles	(205.6)	(175.3)
Buildings and equipment	(403.2)	(363.3)
Capitalized software and other assets	(19.4)	(15.1)
Other	(7.4)	(6.5)
Gross deferred tax liabilities	(635.6)	(560.2)
Net deferred tax liabilities	$ (211.8)	$ (188.4)